UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000

            Check here if Amendment [ ]: Amendment Number: __________

              This Amendment (Check only one.): [ ] a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Procter & Gamble Company
Address:  One Procter & Gamble Plaza
          Cincinnati, OH 45202

Form 13F file Number: 28-

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  David R. Walker

Name:  David R. Walker
Title: Vice President & Comptroller
Phone: 513-983-1331

Signature, Place, and Date of Signing:

/s/D. R. WALKER
---------------------------------------
Cincinnati, OH
February 13, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $241,975(thousands)

List of Other Included Managers:  None

                                                      FORM 13F INFORMATION TABLE


Column 1     Column 2  Column 3   Column 4           Column 5            Column 6    Column 7          Column 8
--------     --------  --------   --------  ---------------------------  --------    --------  -----------------------
                                                                                                   Voting authority
                                                                                               -----------------------
Name of      Title of  CUSIP      Value     Shrs or    SH/PRN  Put/Call  Investment  Other
Issuer       class                (x$1000)  prn amt                      discretion  managers  Sole       Shared  None
--------     --------  --------   --------  -------    ------  --------  ----------  --------  ----       ------  ----
Regeneron    Common    75886F107  $234,986  6,662,500  SH                Sole                  6,662,500
Pharmaceu-
ticals
Inc.

I-Many Inc.  Common    44973Q103  $6,989    561,960    SH                Sole                  561,960